LKCM SMALL-MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

COMMON STOCKS - 89.1%	Shares	Value
Aerospace & Defense - 2.3%
Axon Enterprise, Inc. (a)	2,925	$338,569

Banks - 6.2%
Cadence Bank	10,270	260,961
Cullen/Frost Bankers, Inc.	2,735	361,622
Zions Bancorp N.A.	5,940	302,108
		924,691
Biotechnology - 4.9%
Charles River Laboratories International, Inc. (a)	1,355	266,664
Natera, Inc. (a)	2,480	108,673
Neogen Corp. (a)	24,612	343,830
		719,167
Building Products - 4.4%
Builders FirstSource, Inc. (a)	3,350	197,382
CSW Industrials, Inc.	2,050	245,590
Zurn Elkay Water Solutions Corp.	8,330	204,085
		647,057
Capital Markets - 3.9%
LPL Financial Holdings, Inc.	2,659	580,938

Chemicals - 2.8%
FMC Corp.	2,510	265,307
Quaker Chemical Corp.	1,028	148,423
		413,730
Commercial Services & Supplies - 2.5%
Driven Brands Holdings Inc. (a)	13,185	368,916

Construction & Engineering - 4.7%
AECOM	4,754	325,031
WillScot Mobile Mini Holdings Corp. (a)	9,210	371,439
		696,470
Construction Materials - 1.0%
Eagle Materials, Inc.	1,390	148,980

Containers & Packaging - 1.7%
Crown Holdings, Inc.	3,071	248,843

Electronic Equipment & Instruments - 1.7%
Trimble, Inc. (a)	4,565	247,743

Food Products - 1.8%
Utz Brands, Inc.	17,510	264,401

Health Care Equipment & Supplies - 3.5%
Enovis Corp. (a)	4,328	199,391
Omnicell, Inc. (a)	1,925	167,533
STAAR Surgical Co. (a)	2,076	146,462
		513,386
Health Care Providers & Services - 1.3%
R1 RCM Inc. (a)	10,770	199,568

Hotels, Restaurants & Leisure - 1.6%
Wingstop, Inc.	1,909	239,427

Insurance - 3.9%
Goosehead Insurance, Inc. - Class A (a)	4,215	150,222
Palomar Holdings, Inc. (a)	5,087	425,884
		576,106
IT Consulting & Services - 6.1%
Black Knight, Inc. (a)	4,900	317,177
Broadridge Financial Solutions, Inc.	2,775	400,488
Perficient Inc. (a)	2,775	180,431
		898,096
IT Services - 2.0%
FleetCor Technologies, Inc. (a)	1,685	296,846

Leisure Equipment & Products - 3.3%
Pool Corp.	1,104	351,304
YETI Holdings, Inc. (a)	4,640	132,333
		483,637
Marine - 2.0%
Kirby Corp. (a)	4,790	291,088

Media - 1.5%
Cable One, Inc.	262	223,499

Media & Entertainment - 2.1%
Nexstar Media Group, Inc. - Class A	1,840	307,004

Multiline Retail - 1.0%
Five Below, Inc. (a)	1,040	143,177

Oil, Gas & Consumable Fuels - 7.3%
CNX Resources Corp. (a)	21,400	332,342
Diamondback Energy Inc.	2,022	243,570
HF Sinclair Corp.	6,530	351,575
Marathon Oil Corp.	6,620	149,480
		1,076,967
Personal Products - 1.4%
BellRing Brands, Inc. (a)	9,955	205,173

Real Estate Development - 1.8%
FirstService Corp. (b)	2,245	267,177

Real Estate Management & Development - 1.5%
Colliers International Group, Inc. (b)	2,500	229,150

Software - 5.1%
Altair Engineering, Inc. - Class A (a)	3,950	174,669
Paylocity Holding Corp. (a)	1,609	388,702
Sprout Social, Inc. - Class A (a)	3,120	189,322
		752,693
Specialty Retail - 3.4%
Academy Sports & Outdoors, Inc.	7,520	317,193
Leslie's, Inc. (a)	12,497	183,831
		501,024
Trading Companies & Distributors - 2.4%
Watsco, Inc.	1,370	352,720

TOTAL COMMON STOCKS
(Cost $12,596,873)		13,156,243

REITS - 2.4%	Shares	Value
Real Estate Investment Trusts (REITs) - 2.4%
Camden Property Trust	1,580	188,731
DigitalBridge Group, Inc.	13,352	167,033

TOTAL REITS
(Cost $620,875)		355,764

SHORT-TERM INVESTMENTS - 7.8%
Money Market Funds - 7.8%
Fidelity Investments Money Market Government Portfolio - Class I, 2.73% (c)	263,952	263,952
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 2.95% (c)	446,235	446,235
MSILF Government Portfolio - Institutional Class, 2.81% (c)	446,235	446,235
		1,156,422
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,156,422)		1,156,422

Total Investments - 99.3%		14,668,429
(Cost $14,374,170)
Other Assets in Excess of Liabilities - 0.7%		101,259
TOTAL NET ASSETS - 100.0%		$14,769,688

(a)	Non-income producing security.
(b)	Security is issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the Fund at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard &
Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

LKCM SMALL-MID CAP EQUITY FUND
Sector Classification
September 30, 2022

Sectors:	% Net Assets

Industrials	18.1%
Information Technology	14.9%
Financials	14.1%
Health Care	9.7%
Consumer Discretionary	9.3%
Money Market Funds	7.8%
Energy	7.3%
Real Estate	5.8%
Materials	5.5%
Communication Services	3.6%
Consumer Staples	3.2%
Other assets in excess of liabilities	0.7%
100.0%

Fair Value Measurement Summary at September 30, 2022 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official
Closing Price ("NOCP"). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures and options on futures are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value using guidelines approved by the Board of Trustees. The Board of Trustees has established policies and procedures that authorize the Adviser to fair value a security in good faith under certain circumstances. The Funds may use prices provided by independent pricing services to assist in the fair valuation of the Funds' portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of September 30, 2022, the Fund's assets carried at fair value were classified as follows:

LKCM Small-Mid Cap Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stock	$13,156,243	$–	$–	$13,156,243
REITS	355,764	–	–	355,764
Short-Term Investments	1,156,422	–	–	1,156,422
Total Investments	$14,668,429	$–	$–	$14,668,429